Loans Payable (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended
Sep. 30, 2020
Loans Payable
9.	DEBT

Term Loan

In September 2018, the Company entered into a loan and security agreement with Avidbank for a 48-month term loan in the amount of $4,000,000. In February 2020, the Company made a pre-payment on the term loan of approximately $150,000 following the sale of all of the Company’s assets used to conduct the live-hosted knowledge-based trivia events in January 2020. In March 2020, the Company and Avidbank entered into an amendment to the loan and security agreement (“Amendment #1”). In connection with entering into Amendment #1, the Company made a $433,000 payment on the term loan, which included the $83,333 monthly principal payment plus accrued interest for March 2020 and a $350,000 principal prepayment, thereby reducing the outstanding principal balance of the term loan to $2,000,000 as of March 31, 2020.

The Company incurred approximately $26,000 of debt issuance costs related to the loan and security agreement and its amendment, of which approximately $3,000 was related to Amendment #1. The debt issuance costs are being amortized to interest expense using the effective interest rate method over the life of the loan. The unamortized balance of the debt issuance costs as of September 30, 2020 and December 31, 2019 was $1,000 and $11,000, respectively, and is recorded as a reduction of long-term debt.

Under the terms of Amendment #1, the Company’s financial covenants were changed as described below, the maturity date was changed from September 28, 2022 to December 31, 2020, and the amount of the Company’s monthly payment obligations increased as described below.

Before entering into Amendment #1, the Company’s adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”) was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times. Under the terms of Amendment #1, the minimum EBITDA covenant was replaced with a monthly minimum asset coverage ratio covenant, which the Company refers to as the ACR covenant, and the minimum liquidity covenant was amended to provide that the aggregate amount of unrestricted cash the Company has in deposit accounts or securities accounts maintained with Avidbank must be at all times not less than the principal balance outstanding under the term loan. Under the ACR covenant, the ratio of (i) the Company’s unrestricted cash at Avidbank as of the last day of a calendar month plus 75% of its outstanding accounts receivable accounts that are within 90 days of invoice date to (ii) the outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00. As of September 30, 2020, the Company was in compliance with both of those covenants.

Before entering into Amendment #1, the Company was required to make monthly principal payments of approximately $83,000 plus accrued and unpaid interest. Under the terms of the amendment, the monthly principal payment increased to $125,000 for each of April, May and June 2020, to $300,000 for each of July, August, September, October and November 2020, and to $125,000 for December 2020. As of September 30, 2020, the outstanding principal balance of the term loan was $725,000.

On June 1, 2020, the Company and Avidbank entered into an amendment to the loan and security agreement to formally memorialize Avidbank’s consent to the Company receiving the PPP Loan (as defined below). Avidbank initially consented to the Company receiving the PPP loan in April 2020.

Paycheck Protection Program Loan

On April 18, 2020, the Company issued a note in the principal amount of approximately $1,625,000 to Level One Bank evidencing the loan (the “PPP Loan”) the Company received under the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act administered by the U.S. Small Business Administration (the “CARES Act”). As of September 30, 2020, the outstanding principal balance of the PPP Loan was approximately $1,625,000.

The PPP Loan matures on April 18, 2022 and bears interest at a rate of 1.0% per annum. The Company must make monthly interest only payments beginning on November 18, 2020. One final payment of all unforgiven principal plus any accrued unpaid interest is due at maturity. Under the terms of the PPP, the Company may prepay the PPP Loan at any time with no prepayment penalties. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. In October 2020, the Company submitted its loan forgiveness application for the PPP Loan, and in November 2020, the U.S Small Business Administration approved the forgiveness of approximately $1,093,000 of the $1,625,000 loan, leaving a principal balance of approximately $532,000.

Bridge Loan

In connection with the Asset Purchase Agreement entered into with eGames.com on September 18, 2020, the Company issued to Fertilemind Management, LLC, an affiliate of eGames.com, an unsecured promissory note (the “Note”) in the principal amount of $1,000,000, evidencing a $1,000,000 loan received from Fertilemind Management, LLC on behalf of eGames.com (the “Bridge Loan”). The Company may use the loan proceeds for, among other things, the payment of obligations related to the transactions contemplated by the Asset Purchase Agreement and the Merger Agreement and other general working capital purposes. The principal amount accrues interest at rate of 8% per annum (increasing to 15% per annum upon the occurrence of an event of default), compounded annually. The principal amount of the Bridge Loan and accrued interest thereon is due and payable upon the earlier of (i) the termination of the Asset Purchase Agreement, (ii) the closing of a Business Combination (as defined in the Note), and (iii) December 31, 2020. Upon the closing of the Asset Sale, the Bridge Loan will be applied against the purchase price under the Asset Purchase Agreement, and the Note will be extinguished.

All of the Company’s obligations under the Note are subordinate to the indebtedness and all other obligations owed by the Company to Avidbank including under the loan and security agreement, dated as of September 28, 2018 and as amended from time to time, between the Company and Avidbank.

The Note includes customary events of default, including if any portion of the Note is not paid when due; if the Company defaults in the performance of any other material term, agreement, covenant or condition of the Note, subject to a cure period; if any final judgment for the payment of money is rendered against the Company and the Company does not discharge the same or cause it to be discharged or vacated within 90 days; if the Company makes an assignment for the benefit of creditors, if the Company generally does not pay its debts as they become due; if a receiver, liquidator or trustee of the Company is appointed, or if the Company is adjudicated bankrupt or insolvent. In the event of an event of default, the Note will accelerate and become immediately due and payable at the option of the holder.

The Company is in discussions with Fertilemind Management, LLC regarding the possibility of borrowing an additional $500,000 on approximately December 1, 2020, which, if received, would also be applied toward the purchase price at the closing of the Asset Sale. No assurances can be given that the Company will obtain such $500,000 loan from Fertilemind Management, LLC or from any other party.

Brooklyn Immunotherapeutics, LLC [Member]
Loans Payable
NOTE 9	LOANS PAYABLE

In connection with the acquisition of IRX the Company assumed certain notes payable (“IRX Notes”) in the amount of $410,000. On January 27, 2020, the IRX Notes were amended to extend the maturity date to the earlier of (i) a change of control, as defined, or (ii) December 31, 2021.